NOTES PAYABLE AND CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2022
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
NOTES PAYABLE AND CONVERTIBLE DEBENTURES

16.NOTES PAYABLE AND CONVERTIBLE DEBENTURES

As of December 31, 2022 and 2021, notes payable consist of the following:

	2022	2021
Term loan payable maturing in November 30, 2026, bearing interest at 10.00 percent per annum	$50,000,000	$50,000,000
Convertible Debentures	16,006,084	—
Other	442,222	238,835
Total Notes Payable	66,448,306	50,238,835
Less Unamortized Debt Issuance Costs and Loan Origination Fees	(3,789,358)	(5,383,413)
Net Amount	$62,658,948	$44,855,422
Less Current Portion of Notes Payable	(40,237)	(37,986)
Notes Payable, Net of Current Portion	$62,618,711	$44,817,436

In June 2021, GH Group completed a Series A Preferred Shares Financing at a face value of $12,530,963. The Series A Preferred Shares carried an annual 15.0 percent cumulative dividend in year 1. During March 2021, the Company raised $7,625,000 from unrelated third parties and recorded as debt. On June 29, 2021, all principal and accrued interest of such debt was converted to the Preferred Shares. See “Note 13 – Derivative Liabilities” and “Note 18 – Shareholders’ Equity” for further details on aggregate shares issued and amounts.

Senior Secured Credit Agreement

On December 9, 2021 (the “Senior Secure Closing Date”), the Company entered into a senior secured term loan agreement, as amended (the “Credit Agreement”), for total available proceeds of up to $100,000,000 with funds managed by a U.S.-based private credit investment fund and other third-party lenders (together, the “Senior Secured Lender”). Effective December 10, 2021, the Company closed on an initial term loan through the Credit Agreement of $50,000,000. The principal amount under the Credit Agreement will be paid in monthly installments in an aggregate amount equal to 1.25% per annum of the original principal amount, 24 months following the Senior Secure Closing Date, with a maturity date through November 30, 2026. Interest will be paid, beginning December 31, 2021, in monthly installments equal to the floating base rate plus the applicable term margin, or 5.25%. The interest rate will not be less than 10% per annum or exceed 12% per annum. As of December 31, 2022 and 2021, the interest rate was 10% and 10%, respectively.

Two additional delayed draw term loans may be requested by the Company in an amount equal to the principal amount of $25,000,000 (or such lesser amount as agreed) each. The Company has optional and mandatory prepayments. Mandatory prepayments include any voluntary and involuntary sale or disposition of assets by the Company or any restricted subsidiaries. The outstanding principal amount of the obligation will be repaid by 100% of cash proceeds received from the sale or disposition of assets with certain exemptions as defined in the Credit Agreement. As of the Senior Secure Closing Date, the Company deposited an interest reserve in the amount of $3,000,000 into an escrow account and included as restricted cash in the Consolidated Balance Sheets as of December 31, 2022 and 2021. Additionally, the Company’s real properties held in Glass House Farm LLC, Magu Farm LLC and GH Camarillo LLC were pledged as security.

The Credit Agreement contains a financial covenant which requires the Company to maintain liquidity in excess of $10,000,000 at all times. As of December 31, 2022 and 2021, the Company was in compliance with such financial covenant. Additionally, there are certain covenants which will require the Company to maintain a specific minimum debt service coverage ratio (“DSCR”) which will be measured quarterly beginning with the quarter ending December 31, 2022. Such covenants were not in effect as of December 31, 2021. As of December 31, 2022, the Company was in violation of one or more debt covenants and the Credit Agreement was subsequently amended to waive such violations. See “Note – 25 – Subsequent Events” for further information on the amendment to the Credit Agreement.

Amendments to the Senior Secured Credit Agreement

On January 21, 2022, the Company amended and restated the Credit Agreement (the “1st Amendment”) wherein certain events of default were waived.

16.NOTES PAYABLE AND CONVERTIBLE DEBENTURES (Continued)

On May 12, 2022, the Company amended and restated the Credit Agreement (the “2nd Amendment”) wherein certain events of default were waived, and the Company entered into an incremental term loan in the amount of $10,000,000 (the “Incremental Term Loan”), for total available proceeds of $110,000,000. The Incremental Term Loan bears interest at a rate of 10% per annum and payable in monthly installments. In addition, a 1% fee of the outstanding principal amount of the Incremental Term Loan is payable in monthly installments beginning August 1, 2022, with a maturity date through October 31, 2022. In connection with the Incremental Term Loan, the Company issued 175,000 warrants to the Senior Secured Lender, with an exercise price of $11.50 per share, to acquire each Equity Share until June 26, 2026. These warrants were fair valued using Level 1 inputs as these warrants are openly traded on a stock exchange. During the year ended December 31, 2022, the Company recorded an additional debt discount of $89,250 related to the change in terms of the Credit Agreement. In addition to receiving the $10,000,000 in Incremental Term Loan, the Company paid $579,000 in direct loan fees, which are recorded as a debt discount.

On August 30, 2022, the Company repaid the $10,000,000 Incremental Term Loan in cash. In accordance with ASC 470 “Modifications and Extinguishments,” the Company recorded $489,647 of unamortized debt discount as a loss on extinguishment of debt during the year ended December 31, 2022.

Convertible Debentures

On April 28, 2022, the Company completed the Plus Products acquisition in which the purchase price was payable in part through an aggregate of 20,005 unsecured convertible debenture notes which consist of 12,003 debenture notes (the “Series A Notes”) and 8,002 debenture notes (the “Series B Notes”) (collectively, the “Plus Convertible Notes”). The Plus Convertible Notes accrue interest at 8.00% per annum payable in semi-annual arrears until April 15, 2027 (the “Maturity Date”). Interest is payable in cash, by the issuance of the Company’s Equity Shares or a combination of both at the sole discretion of the Company, based on the 10-day VWAP of the Equity Shares ending 5 trading days prior to the interest payment date with a fixed exchange rate of USD$1.00 to CAD$1.27.

The Series A Notes are redeemable, at the sole option of the Company, in full or in part on a pro rata basis, and payable in cash, by the issuance of the Company’s Equity Shares, or a combination of both, at any time through the Maturity Date based on the higher of (i) the 10-day VWAP of the Equity Shares ending 5 trading days prior to the redemption date, or (ii) $4.08.

The Series B Notes are redeemable, at the sole option of the Company, in full or in part on a pro rata basis, and payable in cash, by the issuance of the Company’s Equity Shares, or a combination of both, at any time through the Maturity Date based on the lower of (i) the 10-day VWAP of the Equity Shares ending 5 trading days prior to the redemption date, or (ii) $10.00 per Equity Share. In the event the Company’s Equity Shares achieve a closing price of $10.00 per share over any period greater than or equal to 20 consecutive trading days, each holder of the Series B Notes may elect to convert all or a portion of their holdings into the Company’s Equity Shares based on a conversion price of $10.00 per Equity Share. As of December 31, 2022, the Company recorded $11,894,989 and $4,111,095 for the Series A Notes and Series B Notes, respectively. The conversion features of the Series A Notes and Series B Notes were bifurcated from the related notes and classified as derivatives due to the variability of price in accordance with ASC 815. Accordingly, the fair value of the conversion features for the Series A Notes and Series B Notes were measured at fair value using a discounted cash flow model that is based on unobservable inputs. During the years ended December 31, 2022 and 2021, the Company recorded a change in derivative asset of approximately $30,000 and nil, respectively, as a component of change in fair value of derivatives in the Consolidated Statements of Operations.

16.NOTES PAYABLE AND CONVERTIBLE DEBENTURES (Continued)

Scheduled maturities of notes payable for the years ended December 31:

Principal
December 31:	Payments
2023	$668,955
2024	7,546,530
2025	7,549,256
2026	7,552,142
2027	7,750,339
Thereafter	35,381,084
Total Future Minimum Principal Payments	$66,448,306